THE COMPANY AND BASIS OF PRESENTATION	21 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
THE COMPANY AND BASIS OF PRESENTATION

NOTE 1. THE COMPANY AND BASIS OF PRESENTATION

The Company

Aclarion, Inc., formerly Nocimed, Inc., (the “Company” or “Aclarion”) is a healthcare technology company that leverages magnetic resonance spectroscopy (“MRS”), and a proprietary biomarker to optimize clinical treatments. The Company was formed in February 2015, is incorporated in Delaware, and has its principal place of business in Broomfield, Colorado.

Basis of Presentation

The accompanying condensed financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information required by U.S. GAAP for complete financial statements. The interim condensed financial statements reflect all adjustments that are of a normal recurring nature and that are considered necessary for a fair representation of the results for the periods presented and should be read in conjunction with the audited financial statements and notes thereto for the year ended December 31, 2023, which include a complete set of footnote disclosures, including our significant accounting policies. The December 31, 2023, condensed balance sheet was derived from the December 31, 2023, audited financial statements. They should be read in conjunction with the financial statements and notes thereto included in our Annual report on Form 10-K, filed with the SEC on March 28, 2024. The results for interim periods are not necessarily indicative of the results that may be expected for a full fiscal year or for any other future period.

Reclassifications

Certain financing activities stated in the Condensed Statements of Cash Flows in the Quarterly Report on Form 10-Q reporting the six-month period ending June 30, 2024, have been reclassified to conform to the current period’s presentation.

In the Quarterly Report on Form 10-Q for the six-month period ending June 30, 2024, the Condensed Statements of Cash Flows included separate line items to report cash issuance costs related to our common stock fund raising activities, the equity line ($262,744) and public offering ($256,094). In this Quarterly Report on Form 10-Q for the nine-month period ending September 30, 2024, the Condensed Statements of Cash Flows include one line item to report cumulative cash issuance costs for all common stock financing activities in the period.

This reclassification had no effect on the net income or net assets as previously reported.

Risks and Uncertainties

The Company is subject to various risks and uncertainties frequently encountered by companies in the early stages of development. Such risks and uncertainties include, but are not limited to, its limited operating history, competition from other companies, limited access to additional funds, dependence on key personnel, and management of potential rapid growth. To address these risks, the Company must, among other things, develop its customer base; implement and successfully execute its business and marketing strategy; develop follow-on products; provide superior customer service; and attract, retain, and motivate qualified personnel. There can be no guarantee that the Company will be successful in addressing these or other such risks.

2024 Reverse Stock Split

In March 2023 the Company’s stockholders approved a reverse stock split proposal at a ratio in the range of one-for-five to one-for-fifty, with the final ratio to be determined by the Company's board in its discretion without further approval from the Company's stockholders. In January 2024, the Company's board subsequently approved the final reverse stock split ratio of one-for-sixteen (the “2024 Stock Split”), which resulted in a reduction in the number of outstanding shares of common stock, warrants, stock options and restricted share units and a proportionate increase in the value of each share or strike price of the warrants and stock options. The common stock began trading on a reverse split-adjusted basis on the NASDAQ on January 4, 2024.

As a result of the 2024 Stock Split, unless described otherwise, all references to common stock, share data, per share data and related information contained in these financial statements have been retrospectively adjusted to reflect the effect of the stock splits for all periods presented. In addition, any fractional shares that would otherwise be issued as a result of the stock splits were rounded up to the nearest whole share. Further, the number of shares issuable and exercise prices of stock options and warrants have been retrospectively adjusted in these financial statements for all periods presented to reflect the 2024 Stock Split.

The following tables present selected share information reflecting on a retroactive basis the reverse stock splits as of and for the year ended December 31, 2023:

December 31,
2023
Common shares issued and outstanding - pre-2024 split, 13,206,229 shares	$132
Common shares issued and outstanding - post-2024 split, 825,459 shares	$8
Additional paid-in capital - pre-2024 split	$43,553,399
Additional paid-in capital - post-2024 split	$43,553,523

Year ended December 31,
2023
Weighted average shares outstanding, basic and diluted - pre-2024 split	8,908,934
Weighted average shares outstanding, basic and diluted - post-2024 split	556,808
Basic and diluted net loss per shares attributable to common stockholders - pre-2024 split	$(0.55)
Basic and diluted net loss per shares attributable to common stockholders - post-2024 split	$(8.82)

Nasdaq $1.00 Minimum Bid Price Notice

On April 8, 2024, we received a written notice (the “Bid Price Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) indicating that the Company was not in compliance with the $1.00 minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Capital Market (the “Bid Price Requirement”).

The Bid Price Notice did not result in the immediate delisting of the Company’s common stock from The Nasdaq Capital Market.

The Nasdaq Listing Rules require listed securities to maintain a minimum bid price of $1.00 per share and, based upon the closing bid price of the Company’s common stock for the 30 consecutive business days for the period ending April 5, 2024, the Company no longer met this requirement.

The Notice indicated that the Company will be provided 180 calendar days (or until October 7, 2024) in which to regain compliance. We did not regain compliance with Rule 5550(a)(2) prior to the expiration of the initial 180 calendar day period on October 7, 2024. On October 8, 2024, we received from the Nasdaq staff (the “Staff”) written notification that our securities are subject to delisting from the Nasdaq Capital Market. We had an appeal hearing on October 10, 2024 before a Nasdaq hearings panel (the “Panel”) appeal the delisting notice from the Staff. While the appeal process is pending, the suspension of trading of our common stock will be stayed. Our common stock will continue to trade on Nasdaq until the hearing process concludes and the Panel issues a written decision. The Panel has granted the Company an extension until January 31, 2025 to demonstrate compliance with the Bid Price Requirement.

At the Company’s special stockholders’ meeting on September 23, 2024, the Company’s stockholders approved a proposal to grant discretionary authority to our board of directors to (i) amend our certificate of incorporation to combine outstanding shares of our common stock into a lesser number of outstanding shares, or a “reverse stock split,” at a specific ratio within a range of one-for-five (1-for-5) to a maximum of a one-for-fifty (1-for-50) split, with the exact ratio to be determined by our board of directors in its sole discretion; and (ii) effect the reverse stock split, if at all, within one year of the date the proposal was approved by stockholders. The Company intends to implement a reverse stock split in the near future in order to assist with the Company’s compliance with Nasdaq’s Bid Price Requirement.

Nasdaq Stockholder Equity Notice

On August 22, 2024, the Company received a letter from Nasdaq indicating that that the Company was not in compliance with the requirement to have at least $2,500,000 in stockholders’ equity (the “Stockholders’ Equity Requirement”). In its quarterly report on Form 10-Q for the period ended June 30, 2024, the Company reported stockholders’ equity of $1,642,177, and, as a result, did not satisfy Listing Rule 5550(b)(1).

Accordingly, the Staff determined to delist our common stock from Nasdaq. Nasdaq’s letter provided the Company until August 29, 2024 to request an appeal of this determination. The Company requested a hearing before the Panel to appeal the delisting notice from the Staff. The hearing request stays any suspension or delisting action pending the conclusion of the hearing process and the expiration of any additional extension period granted by the Panel following the hearing.

We had an appeal hearing on October 10, 2024 before the Panel to appeal the delisting notice from the Staff. The Panel granted the Company an extension until January 31, 2025 to demonstrate compliance with the Stockholders' Equity Requirement. While the appeal process is pending, the suspension of trading of the Company’s common stock will be stayed. Our common stock will continue to trade on Nasdaq until the hearing process concludes and the Panel issues its final written determination.

The Company intends to take all reasonable measures available to regain compliance under the Nasdaq Listing Rules and remain listed on Nasdaq. The Company is currently evaluating its available options to resolve the deficiency and regain compliance with the Nasdaq minimum stockholders’ equity requirement.